Exceptional items (Details) R in Millions, $ in Millions, ₩ in Billions		6 Months Ended					12 Months Ended
	Sep. 30, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 USD ($)		Dec. 31, 2022 ZAR (R)	Jun. 30, 2022 USD ($)
Disclosure Of Exceptional Items [Line Items]
Operating profit		$ 3,317		$ 3,731	[1],[2]
Non-operating items		60		(19)	[1],[2]
Exceptional items before taxation		3,079		3,607	[2]
Taxation		(737)		(766)	[1],[2]
Profit for the period		2,342		2,841	[1],[2],[3]
Attributable to:
Equity shareholders of the parent company		2,210		2,709	[2]
Non-controlling interests		132		132	[2]
Profit for the period		2,342		2,841	[1],[2],[3]
Decrease in working capital		$ (719)		$ (1,612)	[1]
North America
Attributable to:
Pre-tax discount rate %		10.00%	10.00%	9.00%		9.00%
USL Popular brands (7)
Disclosure Of Exceptional Items [Line Items]
Non-operating items		$ (4)		$ (5)
Attributable to:
Consideration Paid /(Received) Sale Of Businesses And Intangible Assets				97
Windsor business (5)
Disclosure Of Exceptional Items [Line Items]
Non-operating items		53
Attributable to:
Consideration received		152	₩ 206
Exchange recycled from other comprehensive income		26
Total exceptional items
Disclosure Of Exceptional Items [Line Items]
Operating profit		(193)		(39)
Non-operating items		60		(19)
Exceptional items before taxation		(253)		(20)
Taxation		42		84
Profit for the period		(211)		64
Attributable to:
Equity shareholders of the parent company		(213)		63
Non-controlling interests		2		1
Profit for the period		(211)		64
Brand impairment (1)
Disclosure Of Exceptional Items [Line Items]
Brand impairment (1)		54		0
Taxation		13
Brand impairment (1) | North America
Disclosure Of Exceptional Items [Line Items]
Profit for the period		(41)
Attributable to:
Profit for the period		(41)
Deferred tax expense (income) recognised in profit or loss		13
Supply chain agility programme (2)
Disclosure Of Exceptional Items [Line Items]
Other expenses		$ (31)		(56)
Attributable to:
Spanning programme, period		5 years	5 years
Restructuring cash expenditure		$ 11		0
Supply chain agility programme (2) | Maximum
Attributable to:
Implementation cost, total		600
Various dispute and litigation matters (3)
Disclosure Of Exceptional Items [Line Items]
Other expenses		(108)		0
Taxation		23
Winding down Russian operations (4)
Disclosure Of Exceptional Items [Line Items]
Other expenses							$ (64)
Winding down Russian operations (4)		0		17
Windsor business (5)
Disclosure Of Exceptional Items [Line Items]
Non-operating items		53		0
Guinness Cameroun S.A. (6)
Disclosure Of Exceptional Items [Line Items]
Non-operating items		11		2
Attributable to:
Non-Operating Gains (Losses)		11		2
USL Popular brands (7)
Disclosure Of Exceptional Items [Line Items]
Non-operating items		(4)		(5)
USL Popular brands (7) | USL Popular brands (7)
Attributable to:
Decrease in working capital	$ 34
USL Popular brands (7) | USL Popular brands (7) | Goodwill [member]
Attributable to:
Decrease through loss of control of subsidiary, intangible assets and goodwill	19
USL Popular brands (7) | USL Popular brands (7) | Other intangible assets [member]
Attributable to:
Decrease through loss of control of subsidiary, intangible assets and goodwill	$ 23
Archers brand (8)
Disclosure Of Exceptional Items [Line Items]
Non-operating items		0		(23)
United National Breweries (9)
Disclosure Of Exceptional Items [Line Items]
Non-operating items		0		(3)
Step acquisition - Mr Black (10)
Disclosure Of Exceptional Items [Line Items]
Non-operating items		0		10
Tax on exceptional operating items
Disclosure Of Exceptional Items [Line Items]
Taxation		43		14
Tax on exceptional non-operating items
Disclosure Of Exceptional Items [Line Items]
Taxation		(1)		2
Exceptional taxation (11)
Disclosure Of Exceptional Items [Line Items]
Taxation		$ 0		68
Other non-operating exceptional items
Disclosure Of Exceptional Items [Line Items]
Non-operating items | R						R (46)
US MAP
Disclosure Of Exceptional Items [Line Items]
Taxation				$ 68

[1]	(1) See page F-7 for an explanation under Basis of preparation.
[2]	(1)See page F-7 for an explanation under Basis of preparation.
[3]	(2) See page F-7 for an explanation under Basis of preparation.